Vanguard® Mortgage-Backed Securities Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.4%)
Conventional Mortgage-Backed Securities (99.4%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	2,801	2,678
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	40,051	38,208
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	175,266	160,391
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	176,852	164,559
[1,2]	Freddie Mac Gold Pool	4.000%	1/1/25–6/1/49	133,824	128,085
[1,2]	Freddie Mac Gold Pool	4.500%	1/1/25–11/1/48	56,578	55,633
[1,2]	Freddie Mac Gold Pool	5.000%	9/1/25–11/1/48	16,754	16,901
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/26–6/1/41	14,719	15,142
[1,2]	Freddie Mac Gold Pool	6.000%	11/1/28–5/1/40	8,097	8,452
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	68	71
[1]	Ginnie Mae I Pool	2.500%	6/15/27–6/15/28	62	62
[1]	Ginnie Mae I Pool	3.000%	1/15/26–8/15/43	9,020	8,147
[1]	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	17,594	16,336
[1]	Ginnie Mae I Pool	4.000%	1/15/25–6/15/49	12,328	11,851
[1]	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	16,619	16,352
[1]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	6,910	6,925
[1]	Ginnie Mae I Pool	6.500%	10/15/28–1/15/39	43	44
[1]	Ginnie Mae I Pool	7.000%	10/15/27	1	1
[1]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	17,246	13,633
[1,3]	Ginnie Mae II Pool	2.000%	8/20/50–12/15/54	687,925	566,153
[1,3]	Ginnie Mae II Pool	2.500%	6/20/27–12/15/54	689,482	590,657
[1,3]	Ginnie Mae II Pool	3.000%	10/20/26–12/15/54	682,559	608,883
[1,3]	Ginnie Mae II Pool	3.500%	12/20/25–12/15/54	524,398	483,936
[1,3]	Ginnie Mae II Pool	4.000%	9/20/25–12/15/54	387,423	366,701
[1,3]	Ginnie Mae II Pool	4.500%	2/20/39–12/15/54	424,844	411,665
[1,3]	Ginnie Mae II Pool	5.000%	2/20/39–12/15/54	519,635	513,493
[1,3]	Ginnie Mae II Pool	5.500%	2/20/49–12/15/54	568,931	570,465
[1,3]	Ginnie Mae II Pool	6.000%	12/20/52–12/15/54	422,543	427,748
[1,3]	Ginnie Mae II Pool	6.500%	10/20/28–12/15/54	192,024	196,179
[1]	Ginnie Mae II Pool	7.000%	4/20/38–9/20/54	50,312	51,648
[1]	Ginnie Mae II Pool	7.500%	1/20/54–2/20/54	3,768	3,874
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	879,960	714,245
[1,2,3]	UMBS Pool	2.000%	11/1/27–12/25/54	3,779,061	3,118,253
[1,2,3]	UMBS Pool	2.500%	3/1/27–12/25/54	2,662,586	2,276,317
[1,2,3]	UMBS Pool	3.000%	11/1/26–12/25/54	1,652,402	1,471,449
[1,2,3]	UMBS Pool	3.500%	8/1/25–12/25/54	1,053,986	971,126
[1,2,3]	UMBS Pool	4.000%	12/1/24–12/25/54	890,787	844,425
[1,2,3]	UMBS Pool	4.500%	3/1/29–12/25/54	756,982	733,995
[1,2,3]	UMBS Pool	5.000%	9/1/25–12/25/54	1,007,285	994,185
[1,2,3]	UMBS Pool	5.500%	6/1/25–12/25/54	1,322,789	1,327,485
[1,2,3]	UMBS Pool	6.000%	12/1/25–12/25/54	1,199,439	1,220,065
[1,2,3]	UMBS Pool	6.500%	11/1/52–12/25/54	663,697	683,842
[1,2,3]	UMBS Pool	7.000%	10/1/33–12/25/54	150,852	156,860
[1,2]	UMBS Pool	7.500%	11/1/53–1/1/54	10,489	10,995
					19,978,115
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.884%	12/1/41	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.999%	9/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.863%	3/1/43	56	58
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.351%	10/1/37	15	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.234%	7/1/43	109	111
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.975%	6/1/43	14	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.672%	7.286%	10/1/42	24	25
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.966%	10/1/39	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.199%	9/1/42	87	89
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.028%	12/1/40	24	25
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.707%	6.755%	8/1/39	14	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.573%	5/1/42	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.777%	6.426%	5/1/42	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.304%	3/1/42	14	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.765%	8/1/42	29	29

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.797%	6.673%	11/1/39	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.670%	11/1/41	21	22
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.246%	3/1/41	19	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	12/1/40	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/40	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.120%	2/1/41	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.650%	1/1/42	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.716%	11/1/41	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.654%	12/1/41	19	19
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.299%	4/1/41	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.831%	7.163%	2/1/42	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.407%	9/1/40	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.582%	12/1/39	31	31
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.085%	11/1/43	29	29
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	8	8
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	3	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.401%	2/1/42	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	10	10
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.488%	9/1/40	3	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.896%	6.642%	12/1/39	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.382%	2/1/41	17	17
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	4	4
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	11/20/40–12/20/42	91	92
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–8/20/41	110	112
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41	1	1
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	1	1
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	2	2
					891
Total U.S. Government and Agency Obligations (Cost $21,379,284)					19,979,006
				Shares
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[5]	Vanguard Market Liquidity Fund (Cost $786,498)	4.651%		7,865,788	786,500
Total Investments (103.3%) (Cost $22,165,782)					20,765,506
Other Assets and Liabilities—Net (-3.3%)					(656,575)
Net Assets (100%)					20,108,931
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2024.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At November 30, 2024, counterparties had deposited in segregated accounts securities with a value of $50,000 and cash of $30,000 in connection with TBA transactions.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,979,006	—	19,979,006
Temporary Cash Investments	786,500	—	—	786,500
Total	786,500	19,979,006	—	20,765,506